Note 9 - Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Term Loans		Original	December 31,	Movement in 2013		September 30,
Issue Date	Maturity Date	amount	2012	Additions	Repayments	2013
December 5, 2005	May 30, 2016	100,067,500	40,421,883	-	(6,409,852)	34,012,031
May 17, 2006	May 9, 2016	79,850,000	22,500,000	-	(3,000,000)	19,500,000
June 6, 2006	June 28, 2016	6,580,000	2,710,960	-	(236,880)	2,474,080
June 21, 2007	December 21, 2017	49,875,000	30,845,014	-	(2,200,500)	28,644,514
February 12, 2008	February 19, 2020	40,250,000	26,875,000	-	(1,875,000)	25,000,000
July 30, 2008	November 4, 2020	33,240,000	25,484,000	-	(969,500)	24,514,500
Octrober 9, 2008	Octrober 9, 2020	29,437,000	10,210,000	-	(390,000)	9,820,000
January 30, 2009	July 20, 2016	45,000,000	37,350,000	-	(2,550,000)	34,800,000
February 18, 2009	July 5, 2014	32,200,000	23,616,259	-	(1,885,623)	21,730,636
February 19, 2009	July 14, 2019	29,250,000	22,080,000	-	(1,170,000)	20,910,000
June 25, 2009	July 2, 2014	26,700,000	17,434,196	-	(2,155,268)	15,278,928
February 1, 2011	September 1, 2018	49,400,000	44,450,000	-	(2,475,000)	41,975,000
March 1, 2011	June 20, 2020	43,250,000	41,375,000		(2,250,000)	39,125,000
September 23, 2013	December 31, 2020	45,212,500	-	36,762,500	-	36,762,500
Total			345,352,312	36,762,500	(27,567,623)	354,547,189
Current portion of long-term debt			35,787,544			72,873,605
Long term debt			309,564,768			281,673,584

Schedule of Maturities of Long-term Debt [Table Text Block]
September 30,	Amount
2014	72,873,605
2015	36,668,555
2016	82,480,816
2017	20,261,930
2018	55,527,429
2019 & thereafter	86,734,854
Total	354,547,189